Off-balance Sheet Items - Schedule of Fees and Commissions Related to Credit Exposure (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [abstract]
For Agreed Credits	$ 187,208	$ 170,183
For Documentary Export and Import Credits	234,130	154,584
For Guarantees Granted	$ 110,265	$ 65,916